Condensed Consolidated statements of shareholders' equity - USD ($) $ in Thousands	Number of ordinary shares and protected ordinary shares	Share capital and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2023		$ 640,846	$ (284,358)	$ (714)	$ 355,774
Balance, shares at Dec. 31, 2023	38,653,958
Share-based compensation		37,458	0	0	37,458
Exercise of share options, vested RSUs and ESPP		3,583	0	0	3,583
Exercise of share options, vested RSUs and ESPP, shares	691,747
Repurchases of ordinary shares		0	(77,101)	0	(77,101)
Repurchases of ordinary shares, shares	(3,220,246)
Net income			4,055	0	4,055
Other comprehensive loss, net			0	2,124	2,124
Balance at Jun. 30, 2024		681,887	(357,404)	(2,838)	321,645
Balance, shares at Jun. 30, 2024	36,125,459
Balance at Dec. 31, 2024		727,176	(366,193)	1,667	362,650
Balance, shares at Dec. 31, 2024	35,844,114
Share-based compensation		29,261	0	0	29,261
Exercise of share options, vested RSUs and ESPP		4,558	0	0	$ 4,558
Exercise of share options, vested RSUs and ESPP, shares	986,264				308,480
Issuance of shares related to Earn-out		0	0	0	$ 0
Issuance of shares related to Earn-out. shares	34,056
Net income			3,986	0	3,986
Other comprehensive loss, net			0	4,409	4,409
Balance at Jun. 30, 2025		$ 760,995	$ (362,207)	$ 6,076	$ 404,864
Balance, shares at Jun. 30, 2025	36,864,434